Goodwill - Goodwill by Reportable Segment and in Total (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Goodwill [Line Items]
Beginning Balance	$ 127,038	$ 179,120
Acquisitions	295,902	16,120
Impairment		(68,202)
Foreign currency translation adjustments	(3,670)
Ending Balance	419,270	127,038
West Region [Member]
Goodwill [Line Items]
Beginning Balance	54,249	91,393
Acquisitions	246,506	16,120
Impairment		(53,264)
Foreign currency translation adjustments	(3,670)
Ending Balance	297,085	54,249
Central Region [Member]
Goodwill [Line Items]
Beginning Balance	72,789	72,789
Acquisitions	23,236
Ending Balance	96,025	72,789
East Region [Member]
Goodwill [Line Items]
Beginning Balance		14,938
Acquisitions	26,160
Impairment		$ (14,938)
Ending Balance	$ 26,160